Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	108 Months Ended	111 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Aug. 13, 2015	Jul. 31, 2015	May 13, 2015
C000159049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 29,642	$ 29,642	$ 29,642	$ 29,642	$ 24,472	$ 21,724	$ 23,451	$ 16,904	$ 15,258	$ 14,259	$ 12,270	$ 10,575	$ 10,000
Average Annual Return, Percent	21.13%	14.20%	12.88%
C000159048 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 29,014	$ 29,014	$ 29,014	29,014	24,017	21,382	23,126	16,707	15,111	14,153	12,215	10,557	10,000
Average Annual Return, Percent	20.80%	13.94%	12.61%
C000159050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 29,753	$ 29,753	$ 29,753	29,753	24,553	21,785	23,506	16,936	15,279	14,272	12,276	10,578	10,000
Average Annual Return, Percent	21.18%	14.26%	12.93%
C000155940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 22,987	$ 22,987	$ 22,987	$ 22,987	20,229	18,606	20,618	14,475	14,197	13,298	11,738	10,396		$ 9,963	$ 10,000
Average Annual Return, Percent	13.63%	10.12%		9.45%
C000163604 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 22,449	$ 22,449	22,449	$ 22,449	19,811	18,278	20,304	14,294	14,042	13,194	11,680	10,356		9,957	10,000
Average Annual Return, Percent	13.31%	9.84%		9.17%
C000155941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 23,094	$ 23,094	23,094	$ 23,094	20,319	18,684	20,692	14,521	14,236	13,329	11,763	10,407		9,963	10,000
Average Annual Return, Percent	13.66%	10.16%		9.51%
C000159052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 22,204	$ 22,204	$ 22,204	$ 22,204	19,667	18,206	20,543	13,797	14,032	13,952	11,897	10,344	10,000
Average Annual Return, Percent	12.90%	9.61%	9.30%
C000159051 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 21,736	$ 21,736	$ 21,736	21,736	19,308	17,917	20,258	13,643	13,906	13,858	11,842	10,324	10,000
Average Annual Return, Percent	12.57%	9.34%	9.04%
C000159053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 22,290	$ 22,290	$ 22,290	22,290	19,734	18,260	20,593	13,824	14,055	13,967	11,905	10,348	10,000
Average Annual Return, Percent	12.95%	9.66%	9.35%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 29,563	$ 29,563	$ 29,563	$ 29,563	24,417	21,675	23,395	16,864	15,203	14,202	12,201	10,506	10,000	10,059	10,000
Average Annual Return, Percent	21.07%	14.23%	12.91%	12.48%
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Index
Account Value	$ 23,022	$ 23,022	$ 23,022	$ 23,022	20,251	18,622	20,651	14,484	14,194	13,302	11,724	10,372		$ 9,937	$ 10,000
Average Annual Return, Percent	13.69%	10.16%		9.47%
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Account Value	$ 22,250	$ 22,250	$ 22,250	$ 22,250	$ 19,680	$ 18,215	$ 20,528	$ 13,769	$ 14,039	$ 13,917	$ 11,867	$ 10,312	$ 10,000
Average Annual Return, Percent	13.06%	9.65%	9.33%